Restatement of Previously Issued Financial Statements	8 Months Ended
Dec. 31, 2020
Panacea Acquisition Corp
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.
Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. Specifically, the exercise of the Public Warrants and Private Placement Warrants (“Warrants”) (as defined in Note 4 and Note 5) and Forward Purchase Agreement (“FPA) (as defined in Note 7) may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A stockholders. Because such a tender offer may not result in a change in control and trigger cash settlement and the Company does not control the occurrence of such event, the Company concluded that the Warrants and FPA do not meet the conditions to be classified in equity.

As a result of the above, the Company is reclassifying the Warrants and FPA as derivative liabilities in its previously issued consolidated financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants and FPA at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

The following summarizes the effect of the restatement on each financial statement line item for the period presented herein

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 31, 2020, (audited)
Warrant liability	$—	$15,942,709	$15,942,709
FPA liability		6,966,666	6,966,666
Class A common stock subject to possible redemption	137,205,490	(22,909,375)	114,296,115
Class A common stock	114	229	343
Class B common stock	359	—	359
Additional paid-in capital	8,053,974	15,164,728	23,218,702
Accumulated deficit	(3,054,441)	(15,164,957)	(18,219,398)
Stockholders’ equity	5,000,006	—	5,000,006

Period from April 24, 2020 (inception) to December 31, 2020 (audited)
General and administrative expenses	3,061,452	—	3,061,452
Transaction costs		179,832	179,832
Change in fair value of warrant liability	$ —	$ 8,018,459	8,018,459
Change in fair value of FPA liability	—	6,966,666	6,966,666
Net loss	(3,054,441)	(15,164,957)	( 18 , 219 , 398 )
Basic and diluted net loss per share, non-redeemable Class A and Class B	(0.80)	(3.95)	(4.75)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 30, 2020 (unaudited)
Warrant liability	$—	$11,659,376	$11,659,376
FPA liability	—	6,449,999	6,449,999
Class A common stock subject to possible redemption	139,524,670	(18,109,375)	121,415,295
Class A common stock	91	181	272
Class B common stock	359	—	359
Additional paid-in capital	5,734,817	10,184,943	15,919,760
Accumulated deficit	(735,266)	(10,185,124)	(10,920,390)
Stockholders’ equity	5,000,001	—	5,000,001

	Three Months Ended September 30, 2020			For the Period from April 24, 2020 Through September 30, 2020
	As Previously Reported	Adjustments	As Restated	As Previously Reported	As Adjustments Restated	As Restated
Change in fair value of warrant liability	$—	$3,735,125	3,735,125	$—	$3,735,125	3,735,125
Change in fair value of FPA liability	—	2,275,000	2,275,000	—	6,449,999	6,449,999
Net loss	(734,266)	(6,010,125)	(6,744,391)	(735,266)	(10,185,124)	(10,920,390)
Basic and diluted net loss per share, non-redeemable Class A and Class B	(0.20)	(1.68)	(1.88)	(0.20)	(2.84)	(3.04)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2020 (unaudited)
FPA liability	$—	$4,174,999	$4,174,999
Class A common stock	—	—	—
Class B common stock	359	—	359
Additional paid-in capital	24,641	—	24,641
Accumulated deficit	(1,000)	(4,174,999)	(4,175,999)
Stockholders’ equity	24,000	(4,174,999)	(4,150,999)

	For the Period from April 24, 2020 Through June 30, 2020
	As Previously Reported	As Adjustments Restated	As Restated
Initial fair value of FPA liability	—	4,174,999	4,174,999
Net loss	(1,000)	(4,174,999)	(4,175,999)
Basic and diluted net loss per share, non-redeemable Class A and Class B	(0.00)	(1.34)	(1.34)